Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Investment in Marketable Securities

As of June 30, 2021 and December 31, 2020, the Company’s investment in marketable securities – available for sale was determined to be a level 1 investment.

	June 30, 2021	December 31, 2020
Marketable securities	-	150,000
Total	$-	$150,000

As of December 31, 2020 and 2019, the Company’s investment in marketable securities – available for sale was determined to be a level 1 investment. Please see Note 15 — Subsequent Events for further information.

	December 31, 2020	December 31, 2019
Marketable securities	150,000	150,000
Total	$150,000	$150,000

Schedule of Accounts Receivable and Allowance for Doubtful Accounts
	June 30, 2021	December 31, 2020
Accounts receivable	$57,772	$23,675
Less allowance	(39,518)	(12,000)
Net accounts receivable	$18,254	$11,675

Schedule of Property, Plant and Equipment Estimated Useful Lives

Property and equipment are depreciated over their estimated useful lives as follows:

Buildings	12 years
Land	Not depreciated
Leasehold Improvements	Lessor of lease term or 5 years
Machinery and Equipment	5 years
Furniture and Fixtures	5 years

Property and equipment are depreciated over their estimated useful lives as follows:

Buildings	12 years
Land	Not depreciated
Leasehold Improvements	Lessor of lease term or 5 years
Machinery and Equipment	5 years
Furniture and Fixtures	5 years

Schedule of Rental Revenue Recognition

	For the six months ended
	June 30,
	2021	2020
Revenues:
Rental income (i)	$40,169	$57,963
Management income (ii)	341,398	328,313
Equipment lease income (ii)	134,814	136,796
Total	$516,381	$523,072

(i)	The rental income is from the Company’s THC Park.

(ii)	In April 2018, the Company entered into a management agreement with Acres Cultivation, LLC, a Nevada limited liability company (the “Licensed Operator”) that holds a license for the legal cultivation of marijuana for sale under the laws of the State of Nevada. In January of 2019, the Company entered into a revised agreement, which replaced the April 2018 agreement, with the Licensed Operator in order to be more stringently aligned with Nevada marijuana laws. The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company eighty-five (85%) percent of gross revenues defined as gross proceeds from sales of marijuana products minus applicable state excise taxes and local sales tax. The agreement is to remain in force until April 2026. In April 2019, the Licensed Operator was acquired by Curaleaf Holdings, Inc., a publicly traded Canadian cannabis company. On January 21, 2021, the Company received a Notice of Termination, effective immediately, from Acres Cultivation, LLC. The Company does not anticipate that it will generate any further revenue under the Acres relationship.

Schedule of Estimeted Useful Lives of Intangible Assets
Licenses	12-20 years
Trade names	5-15 years
Non-compete agreements	1-2 years